Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Cash flow from operating activities (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Other	[1]	$ 1,706	$ 1,876	$ 561	$ 3,582	$ 1,145

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.